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                          JPMORGAN MONEY MARKET FUNDS

                    JPMORGAN LIQUID ASSETS MONEY MARKET FUND

                        SUPPLEMENT DATED APRIL 29, 2004
         TO THE STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 29, 2003


     Under the heading "PURCHASES, REDEMPTIONS AND EXCHANGES," the fifth paragraph is hereby deleted and replaced in its entirety with the following:

          "In accordance with section 22(e) of the 1940 Act, the Trust, on behalf of a Fund, reserves the right to postpone the date of payment upon redemption for more than one day for the Prime Money Market Fund and Liquid Assets Money Market Fund and for more than seven days for the other Money Market Funds or suspend the right of redemption as follows: (i) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading on such Exchange is restricted as determined by the SEC or by rule or regulation, (ii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by the portfolio of, or evaluation of the net asset value of, its portfolio securities to be unreasonable or impracticable, or (iii) for such other periods as the SEC may by order permit for the protection of the Fund shareholders."


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                           JPMORGAN MONEY MARKET FUNDS

                     JPMORGAN LIQUID ASSETS MONEY MARKET FUND
                               ALL SHARE CLASSES

                         SUPPLEMENT DATED APRIL 29, 2004
                   TO THE PROSPECTUSES DATED DECEMBER 29, 2003


     Under the heading "Selling Fund Shares," the sentence, "The Funds may stop accepting orders to sell and may postpone payments for more than seven days, or more than one day for Prime Money Market Fund, as federal securities laws permits." is hereby deleted in its entirety and replaced with the following sentence:

     "The Funds may stop accepting orders to sell and may postpone payments for more than seven days, or more than one day for Prime Money Market Fund and Liquid Assets Money Market Fund, as federal securities laws permit."